UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 09/30
                         -----

Date of reporting period: 3/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

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                                                      MARCH 31, 2005
--------------------------------------------------------------------------------

                                              A series of Franklin Managed Trust

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                       FRANKLIN
                RISING DIVIDENDS FUND                 Eligible shareholders can
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                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                 FRANKLIN TEMPLETON INVESTMENTS

                                 GAIN FROM OUR PERSPECTIVE

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to distinctly
                                 different investment approaches, Franklin,
                                 Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER .........................................................   1

SEMIANNUAL  REPORT

Franklin Rising Dividends Fund .............................................   3

Performance Summary ........................................................   7

Your Fund's Expenses .......................................................  10

Financial Highlights and Statement of Investments ..........................  12

Financial Statements .......................................................  18

Notes to Financial Statements ..............................................  22

Shareholder Information ....................................................  29

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

During the six-month period ended March 31, 2005, several positive signs suggested the U.S. economy was on course for sustained economic growth as business spending increased, the labor market firmed and productivity remained strong. Although the major stock market indices edged moderately higher during the period under review, gains were dampened by inflation fears, mostly due to volatile oil prices and the U.S. dollar's declining value -relative to other currencies. For example, the Dow Jones Industrial Average gained 5.37%. (1) Despite the Federal Reserve Board's (Fed's) efforts to manage inflation through measured rate increases, speculation remained about the size and timing of rate hikes needed to attain the Fed's desired neutral level -- one that neither spurs nor inhibits growth. However, given the current historically low interest rate environment and continued robust productivity growth, our long-term outlook for the financial markets remains optimistic.

(1) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

             -----------------------------------------------------
             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -----------------------------------------------------


                                           Not part of the semiannual report | 1

In the enclosed semiannual report for Franklin Rising Dividends Fund, Don Taylor, the lead portfolio manager, discusses recent market conditions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices. As always, we encourage you to discuss your investment goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term.

This report contains new information about the Board of Trustees' approval of the Fund's investment advisory contract in the past six months. It is designed to give you an understanding of several factors considered before the Board approved its contract with the Investment Manager. The disclosure is in the "Shareholder Information" section beginning on page 29.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ William J. Lippman

William J. Lippman
President and Chief Executive Officer - Investment Management
Franklin Managed Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF MARCH 31, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SEMIANNUAL REPORT

FRANKLIN RISING DIVIDENDS FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital is also an important consideration. The Fund invests at least 80% of its net assets in equity securities of companies that have paid consistently rising dividends.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2005.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Rising Dividends Fund - Class A posted a +4.27% cumulative total return. The Fund underperformed its benchmarks, the Russell Midcap ((R)) Value Index, which returned 14.34%, and the Standard & Poor's 500 Composite Index (S&P 500), which posted a 6.88% total return for the same period. (1) The S&P 500 is replacing the Russell Midcap Value Index as the Fund's benchmark. Since no index reflects the Fund's strategy, comparison with a generally accepted market index such as the S&P 500 seems an appropriate benchmark. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended March 31, 2005, domestic economic expansion showed staying power across most industries, sectors and regions. Gross domestic product (GDP) rose at an annualized 3.8% rate in fourth quarter 2004 and an estimated annualized 3.1% in first quarter 2005, benefiting from greater business investment, sizable inventory buildup and consumer spending. Although booming demand for imported goods and materials fueled the widening trade gap, U.S. dollar depreciation supported manufacturing activity and made U.S. exports more competitive in the global market.

(1) Source: Standard & Poor's Micropal. The Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The indices are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                          Semiannual Report |  3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 3/31/05

  [THE FOLLOWING TABLE WAS REPERSENTED BY A BAR CHART IN THE PRINTED MATERIAL]

Finance*                                          33.3%
Producer Manufacturing                            23.6%
Health Technology                                 11.6%
Consumer Non-Durables                              6.4%
Process Industries                                 6.3%
Retail Trade                                       4.0%
Non-Energy Minerals                                3.3%
Consumer Durables                                  3.1%
Technology Services                                2.4%
Electronic Technology                              1.5%
Commercial Services                                0.6%
Short-Term Investments & Other Net Assets          3.9%

* Significant exposure to a single sector may result in the Fund's experiencing greater volatility than a fund with a more broadly diversified portfolio. There are specific risks to investing in the financial services industry, which is sensitive to changes in interest rates, subject to extensive government regulation, and recently has undergone rapid change related to consolidations and changes to its regulatory framework.

The labor market firmed as employment increased and the unemployment rate dropped from 5.5% to 5.2% during the reporting period. (2) Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence. Soaring energy prices cooled consumer sentiment, but core retail sales held strong.

The Federal Reserve Board (Fed) raised the federal funds target rate from 1.75% to 2.75% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Inflation remained relatively contained for the 12 months ended March 31, 2005, as measured by the 2.3% rise for the core Consumer Price Index, which excludes volatile food and energy costs. Pricing pressures were somewhat eased by continued competition, globalization and offshoring, as companies held back in passing along higher commodity and energy costs to consumers.

Despite a generally strong economy and improving corporate fundamentals, investors faced a stock market influenced partly by rising inflation, the fluctuating dollar and interest rate hikes during the period. Corporate profits rebounded and dividend payments surged to a record level, with U.S. companies paying out $181 billion in 2004. (3) The pace of initial public offerings (IPOs) remained strong through much of the reporting period, supporting investor confidence. The blue chip stocks of the Dow Jones Industrial Average gained 5.37% for the period under review, while the broader S&P 500 rose 6.88%, and the technology-heavy NASDAQ Composite Index increased 5.74%. (4)

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

(2)   Source: Bureau of Labor Statistics.

(3) Source: Standard & Poor's, "2004 Buybacks Soar to Record Levels, Says S&P," STANDARDANDPOORS.COM, 4/7/05.

(4) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.


4 | Semiannual Report

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return during the six months ended March 31, 2005, included Nucor, Family Dollar Stores and Roper Industries. Nucor's earnings in the second half of 2004 far exceeded earnings from the previous year's comparable period. In addition, Nucor announced that it expected earnings to remain at historically high levels through the first three quarters of 2005. Nucor also declared a special cash dividend in addition to increasing its regular dividend for the second time in the past year. Family Dollar Stores, following five quarters of less than 3% same store sales increases, had a 4.5% increase in same store sales during its fiscal second quarter and increased its dividend for the 29th straight year. Roper Industries' acquisition of TransCore Holdings (not a Fund holding) was important in gaining a presence in the growing radio frequency identification market. Roper has increased its dividend for 12 consecutive years.

Three stocks that declined significantly during the period were American International Group (AIG), Pfizer and Fannie Mae. AIG, the subject of ongoing investigations by various regulators, expects the investigations to result in the restatement of previously released financial information. AIG increased its quarterly dividend by 67%, its second dividend increase in the past year. Pfizer, under pressure due to approaching patent expirations, generic competition and product safety concerns, detracted from Fund performance during the period. However, the company has 38 consecutive years of annual dividend increases. Fannie Mae is undergoing a review of its accounting policies and practices in conjunction with a special examination by its federal regulator. This review will result in a restatement of its financial statements.

No new positions were added to the portfolio during the six months under review, while two positions were eliminated. We sold the Fund's remaining position in Altria Group as investors' perception of its litigation risk diminished, lifting its stock price. The sale of Circor International, which had not increased its dividend in recent years, was also completed during the period.

Our 10 largest positions on March 31, 2005, represented 39.5% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 26 years in a row and by 289% in the past 10 years. At period-end, their most recent year-over-year dividend increases averaged 24% with a yield of 1.7% and a dividend payout ratio of 25%, based on estimates of calendar year 2005 operating earnings. The average price/earnings ratio was 15.1 times 2005 estimates versus
16.6 for that of the unmanaged S&P 500 on March 31, 2005.

TOP 10 EQUITY HOLDINGS
3/31/05

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
  SECTOR/INDUSTRY                                                    NET ASSETS
--------------------------------------------------------------------------------
Roper Industries Inc.                                                      4.4%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Praxair Inc.                                                               4.4%
  PROCESS INDUSTRIES
--------------------------------------------------------------------------------
Carlisle Cos. Inc.                                                         4.2%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
General Electric Co.                                                       4.1%
  PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Family Dollar Stores Inc.                                                  4.0%
  RETAIL TRADE
--------------------------------------------------------------------------------
Hillenbrand Industries Inc.                                                4.0%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
American International Group Inc.                                          4.0%
  FINANCE
--------------------------------------------------------------------------------
Pfizer Inc.                                                                3.9%
  HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Nucor Corp.                                                                3.3%
  NON-ENERGY MINERALS
--------------------------------------------------------------------------------
Old Republic International Corp.                                           3.2%
  FINANCE
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

                         /s/ Donald G. Taylor
[PHOTO OMITTED]
                         Donald G. Taylor
                         Senior Portfolio Manager


                         William J. Lippman
                         Bruce Baughman
                         Margaret McGee


                         Portfolio Management Team
                         Franklin Rising Dividends Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

PERFORMANCE SUMMARY AS OF 3/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------
  CLASS A (SYMBOL: FRDPX)                              CHANGE          3/31/05     9/30/04
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.77          $31.35       $30.58
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-3/31/05)
-------------------------------------------------------------------------------------------
Dividend Income                       $  0.3035
-------------------------------------------------------------------------------------------
Long-Term Capital Gain                $  0.2368
-------------------------------------------------------------------------------------------
      TOTAL                           $  0.5403
-------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FRDBX)                                CHANGE          3/31/05     9/30/04
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.82           $31.07      $30.25
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-3/31/05)
-------------------------------------------------------------------------------------------
Dividend Income                       $  0.1549
-------------------------------------------------------------------------------------------
Long-Term Capital Gain                $  0.2368
-------------------------------------------------------------------------------------------
       TOTAL                          $  0.3917
-------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRDTX)                                CHANGE          3/31/05     9/30/04
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.81           $31.02      $30.21
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-3/31/05)
-------------------------------------------------------------------------------------------
Dividend Income                       $  0.1536
-------------------------------------------------------------------------------------------
Long-Term Capital Gain                $  0.2368
-------------------------------------------------------------------------------------------
       TOTAL                          $  0.3904
-------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FRDRX)                                CHANGE          3/31/05     9/30/04
------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.76           $31.27      $30.51
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/04-3/31/05)
-------------------------------------------------------------------------------------------
Dividend Income                       $  0.2939
-------------------------------------------------------------------------------------------
Long-Term Capital Gain                $  0.2368
-------------------------------------------------------------------------------------------
       TOTAL                          $  0.5307
-------------------------------------------------------------------------------------------


                                                          Semiannual Report |  7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------------------------
CLASS A                                       6-MONTH          1-YEAR             5-YEAR                 10-YEAR
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +4.27%          +5.30%            +70.63%                +229.59%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -1.74%          -0.76%             +9.97%                 +12.00%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                 $9,826          $9,924            $16,082                 $31,058
----------------------------------------------------------------------------------------------------------------------
CLASS B                                       6-MONTH          1-YEAR             5-YEAR           INCEPTION (1/1/99)
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +3.99%          +4.72%            +66.07%                 +52.67%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 -0.01%          +0.72%            +10.41%                  +7.01%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                 $9,999         $10,072            $16,407                 $15,267
----------------------------------------------------------------------------------------------------------------------
CLASS C                                       6-MONTH          1-YEAR             5-YEAR           INCEPTION (5/1/95)
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +3.96%          +4.69%            +65.93%                +210.98%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 +2.96%          +3.69%            +10.66%                 +12.12%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                $10,296         $10,369            $16,593                 $31,098
----------------------------------------------------------------------------------------------------------------------
CLASS R                                       6-MONTH          1-YEAR             3-YEAR           INCEPTION (1/1/02)
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                     +4.25%          +5.25%            +18.46%                 +31.07%
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                 +3.25%          +4.25%             +5.81%                  +8.70%
----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                $10,325         $10,425            $11,846                 $13,107
----------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER--COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


                                                           Semiannual Report | 9

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

(1)   Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

(2) Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10  | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT     ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                                VALUE 9/30/04      VALUE 3/31/05       PERIOD* 9/30/04-3/31/05
---------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,042.70                  $5.91
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,019.15                  $5.84
---------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,039.90                  $9.00
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,016.11                  $8.90
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,039.60                  $9.00
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,016.11                  $8.90
---------------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,042.50                  $6.47
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,018.60                  $6.39
---------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.16%; B: 1.77%; C: 1.77%; and R: 1.27%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2005                          YEAR ENDED SEPTEMBER 30,
CLASS A                                              (UNAUDITED)         2004          2003         2002         2001          2000
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     30.58     $     27.03     $   22.87   $    22.71   $    20.02   $     21.28
                                                  ----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) .....................          0.12            0.35          0.16         0.13         0.18          0.16

 Net realized and unrealized gains (losses) ...          1.19            3.40          4.16         0.87         2.70          0.40
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..............          1.31            3.75          4.32         1.00         2.88          0.56
                                                  ----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ........................         (0.30)          (0.16)        (0.07)       (0.11)       (0.19)        (0.15)

 Net realized gains ...........................         (0.24)          (0.04)        (0.09)       (0.73)          --         (1.67)
                                                  ----------------------------------------------------------------------------------

Total distributions ...........................         (0.54)          (0.20)        (0.16)       (0.84)       (0.19)        (1.82)
                                                  ----------------------------------------------------------------------------------

Redemption fees ...............................            --(c)           --(c)         --           --           --            --
                                                  ----------------------------------------------------------------------------------

Net asset value, end of period ................   $     31.35     $     30.58     $   27.03   $    22.87   $    22.71   $     20.02
                                                  ==================================================================================

Total return(b) ...............................          4.27%          13.86%        18.98%        4.27%       14.40%         2.95%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $ 1,466,225     $ 1,285,585     $ 832,195   $  502,150   $  297,316   $   261,571

Ratios to average net assets:

 Expenses .....................................          1.16%(d)        1.25%         1.37%        1.36%        1.45%         1.58%

 Net investment income ........................          0.79%(d)        1.17%         0.62%        0.51%        0.78%         0.81%

Portfolio turnover rate .......................          0.64%           3.42%         4.23%        5.67%       18.72%        11.91%

(a)   Based on average daily shares outstanding .

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


12 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                 -----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2005                          YEAR ENDED SEPTEMBER 30,
CLASS B                                              (UNAUDITED)         2004          2003         2002         2001          2000
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     30.25     $     26.81     $   22.75   $    22.62   $    19.96   $     21.23
                                                  ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .....................          0.03            0.19          0.02           --         0.06          0.06

 Net realized and unrealized gains (losses)....          1.18            3.36          4.14         0.88         2.69          0.39
                                                  ----------------------------------------------------------------------------------

Total from investment operations ..............          1.21            3.55          4.16         0.88         2.75          0.45
                                                  ----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ........................         (0.15)          (0.07)        (0.01)       (0.02)       (0.09)        (0.05)

 Net realized gains ...........................         (0.24)          (0.04)        (0.09)       (0.73)          --         (1.67)
                                                  ----------------------------------------------------------------------------------

Total distributions ...........................         (0.39)          (0.11)        (0.10)       (0.75)       (0.09)        (1.72)
                                                  ----------------------------------------------------------------------------------

Redemption fees ...............................            --(c)           --(c)         --           --           --            --
                                                  ----------------------------------------------------------------------------------

Net asset value, end of period ................   $     31.07     $     30.25     $   26.81   $    22.75   $    22.62   $     19.96
                                                  ==================================================================================

Total return(b) ...............................          3.99%          13.26%        18.33%        3.78%       13.77%         2.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $   317,440     $   292,322     $ 176,837   $   45,522   $    4,934   $     1,684

Ratios to average net assets:

 Expenses .....................................          1.77%(d)        1.79%         1.92%        1.93%        2.00%         2.13%

 Net investment income (loss) .................          0.18%(d)        0.63%         0.07%       (0.06)%       0.24%         0.27%

Portfolio turnover rate .......................          0.64%           3.42%         4.23%        5.67%       18.72%        11.91%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 13

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                  ----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2005                          YEAR ENDED SEPTEMBER 30,
CLASS C                                              (UNAUDITED)         2004          2003         2002         2001          2000
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......       $     30.21     $     26.77     $   22.72   $    22.60   $    19.92   $     21.19
                                                  ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .................              0.03            0.19          0.02         0.01         0.05          0.06

 Net realized and unrealized gains (losses)              1.17            3.36          4.13         0.86         2.70          0.39
                                                  ----------------------------------------------------------------------------------
Total from investment operations ..........              1.20            3.55          4.15         0.87         2.75          0.45
                                                  ----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ....................             (0.15)          (0.07)        (0.01)       (0.02)       (0.07)        (0.05)

 Net realized gains .......................             (0.24)          (0.04)        (0.09)       (0.73)          --         (1.67)
                                                  ----------------------------------------------------------------------------------
Total distributions .......................             (0.39)          (0.11)        (0.10)       (0.75)       (0.07)        (1.72)
                                                  ----------------------------------------------------------------------------------

Redemption fees ...........................                --(c)           --(c)         --           --           --            --
                                                  ----------------------------------------------------------------------------------
Net asset value, end of period ............       $     31.02     $     30.21     $   26.77   $    22.72   $    22.60   $     19.92
                                                  ==================================================================================

Total return(b) ...........................              3.96%          13.26%        18.30%        3.72%       13.78%         2.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........       $   541,582     $   475,176     $ 289,700   $   94,734   $   32,074   $    23,870

Ratios to average net assets:

 Expenses .................................              1.77%(d)        1.79%         1.93%        1.85%        1.99%         2.07%

 Net investment income ....................              0.18%(d)        0.63%         0.06%        0.02%        0.23%         0.30%

Portfolio turnover rate ...................              0.64%           3.42%         4.23%        5.67%       18.72%        11.91%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.


14 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

                                                  -------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   MARCH 31, 2005           YEAR ENDED SEPTEMBER 30,
CLASS R                                              (UNAUDITED)         2004          2003      2002(e)
                                                  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......       $     30.51     $     26.97     $   22.84   $    24.67
                                                  -------------------------------------------------------

Income from investment operations:

 Net investment income(a) .................              0.11            0.35          0.14         0.11

 Net realized and unrealized gains (losses)              1.18            3.39          4.15        (1.85)
                                                  -------------------------------------------------------

Total from investment operations ..........              1.29            3.74          4.29        (1.74)
                                                  -------------------------------------------------------

Less distributions from:

 Net investment income ....................             (0.29)          (0.16)        (0.07)       (0.09)

 Net realized gains .......................             (0.24)          (0.04)        (0.09)          --
                                                  -------------------------------------------------------

Total distributions .......................             (0.53)          (0.20)        (0.16)       (0.09)
                                                  -------------------------------------------------------

Redemption fees ...........................                --(c)           --(c)         --           --
                                                  -------------------------------------------------------

Net asset value, end of period ............       $     31.27     $     30.51     $   26.97   $    22.84
                                                  =======================================================

Total return(b) ...........................              4.25%          13.82%        18.91%       (7.10)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........       $    43,454     $    36,510     $  19,464   $    1,774

Ratios to average net assets:

 Expenses .................................              1.27%(d)        1.29%         1.43%        1.41%(d)

 Net investment income ....................              0.68%(d)        1.13%         0.56%        0.46%(d)

Portfolio turnover rate ...................              0.64%           3.42%         4.23%        5.67%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.01 per share.

(d)   Annualized.

(e) For the period January 2, 2002 (commencement of operations) to September 30, 2002.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.1%

    COMMERCIAL SERVICES 0.6% ...........................................
    ABM Industries Inc. ................................................           705,600       $   13,568,688
                                                                                                 --------------
    CONSUMER DURABLES 3.1%
    Leggett & Platt Inc. ...............................................         2,040,000           58,915,200
    Russ Berrie & Co. Inc. .............................................           814,500           15,597,675
                                                                                                 --------------
                                                                                                     74,512,875
                                                                                                 --------------
    CONSUMER NON-DURABLES 6.4%
    Alberto-Culver Co. .................................................         1,254,450           60,037,977
    Lancaster Colony Corp. .............................................           357,900           15,228,645
    Procter & Gamble Co. ...............................................         1,398,400           74,115,200
    Superior Uniform Group Inc. ........................................           224,200            3,067,056
                                                                                                 --------------
                                                                                                    152,448,878
                                                                                                 --------------
    ELECTRONIC TECHNOLOGY 1.5%
    Cohu Inc. ..........................................................           284,400            4,536,180
    Diebold Inc. .......................................................           548,800           30,101,680
                                                                                                 --------------
                                                                                                     34,637,860
                                                                                                 --------------
    FINANCE 33.3%
    AFLAC Inc. .........................................................         1,476,600           55,018,116
    American International Group Inc. ..................................         1,701,277           94,267,759
    Arthur J. Gallagher & Co. ..........................................         1,157,000           33,321,600
    Erie Indemnity Co., A ..............................................           637,000           33,200,440
    Fannie Mae .........................................................         1,161,000           63,216,450
    Freddie Mac ........................................................         1,142,500           72,206,000
    Mercantile Bankshares Corp. ........................................           576,950           29,343,677
    Mercury General Corp. ..............................................           425,100           23,491,026
    Old Republic International Corp. ...................................         3,292,800           76,689,312
    Peoples Bancorp Inc. ...............................................           262,768            7,068,459
    RLI Corp. ..........................................................           551,524           22,860,670
    State Street Corp. .................................................         1,706,200           74,595,064
    SunTrust Banks Inc. ................................................           878,105           63,285,027
    TrustCo Bank Corp. NY ..............................................           678,121            7,791,610
    U.S. Bancorp .......................................................         2,334,903           67,291,905
    Washington Mutual Inc. .............................................         1,520,050           60,041,975
    Wilmington Trust Corp. .............................................           132,200            4,640,220
                                                                                                 --------------
                                                                                                    788,329,310
                                                                                                 --------------
    HEALTH TECHNOLOGY 11.6%
    Becton Dickinson & Co. .............................................           754,800           44,095,416
    Hillenbrand Industries Inc. ........................................         1,703,500           94,493,145
    Pfizer Inc. ........................................................         3,522,600           92,538,702
 (a)West Pharmaceutical Services Inc. ..................................         1,809,600           43,249,440
                                                                                                 --------------
                                                                                                    274,376,703
                                                                                                 --------------
    NON-ENERGY MINERALS 3.3%
    Nucor Corp. ........................................................         1,338,200           77,026,792
                                                                                                 --------------


16 | Semiannual Report

FRANKLIN MANAGED TRUST

---------------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PROCESS INDUSTRIES 6.3%
    Bemis Co. Inc. .....................................................           818,600       $   25,474,832
    Donaldson Co. Inc. .................................................           611,200           19,729,536
    Myers Industries Inc. ..............................................           140,900            1,988,099
    Praxair Inc. .......................................................         2,153,400          103,061,724
                                                                                                 --------------
                                                                                                    150,254,191
                                                                                                 --------------
    PRODUCER MANUFACTURING 23.6%
    Baldor Electric Co. ................................................           144,666            3,733,830
    Brady Corp., A .....................................................           495,200           16,019,720
    Carlisle Cos. Inc. .................................................         1,442,100          100,615,317
    Dover Corp. ........................................................         1,295,400           48,953,166
    General Electric Co. ...............................................         2,680,900           96,673,254
    Graco Inc. .........................................................           941,137           37,984,289
    Kaydon Corp. .......................................................           293,800            9,225,320
    Roper Industries Inc. ..............................................         1,578,800          103,411,400
    Superior Industries International Inc. .............................           874,500           23,095,545
    Teleflex Inc. ......................................................           953,800           48,815,484
    United Technologies Corp. ..........................................           694,700           70,623,202
                                                                                                 --------------
                                                                                                    559,150,527
                                                                                                 --------------
    RETAIL TRADE 4.0%
    Family Dollar Stores Inc. ..........................................         3,154,900           95,782,764
                                                                                                 --------------
    TECHNOLOGY SERVICES 2.4%
    Reynolds & Reynolds Co., A .........................................         2,059,000           55,716,539
                                                                                                 --------------
    TOTAL COMMON STOCKS (COST $1,852,548,113) ..........................                          2,275,805,127
                                                                                                 --------------
    SHORT TERM INVESTMENT (COST $96,128,127) 4.0%
    MONEY FUND
 (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ......        96,128,127           96,128,127
                                                                                                 --------------
    TOTAL INVESTMENTS (COST $1,948,676,240) 100.1% .....................                          2,371,933,254
    OTHER ASSETS, LESS LIABILITIES (0.1)% ..............................                             (3,232,396)
                                                                                                 --------------
    NET ASSETS 100.0% ..................................................                         $2,368,700,858
                                                                                                 ==============

(a)   See Note 7 regarding holdings of 5% voting securities.

(b) See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


                     Semiannual Report | See notes to financial statements. | 17

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005 (unaudited)

                                                                                 ---------------
                                                                                 FRANKLIN RISING
                                                                                  DIVIDENDS FUND
                                                                                 ---------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ................................................   $ 1,827,822,814
  Cost - Non-controlled affiliated issuers (Note 7) ..........................        24,725,299
  Cost - Sweep Money Fund (Note 6) ...........................................        96,128,127
                                                                                 ---------------
  Total cost of investments ..................................................   $ 1,948,676,240
                                                                                 ---------------
  Value - Unaffiliated issuers ...............................................   $ 2,232,555,687
  Value - Non-controlled affiliated issuers (Note 7) .........................        43,249,440
  Value - Sweep Money Fund (Note 6) ..........................................        96,128,127
                                                                                 ---------------
  Total value of investments .................................................     2,371,933,254
 Receivables:
  Capital shares sold ........................................................         9,330,621
  Dividends ..................................................................         3,552,635
                                                                                 ---------------
       Total assets ..........................................................     2,384,816,510
                                                                                 ---------------
Liabilities:
 Payables:
  Investment securities purchased ............................................         6,798,264
  Capital shares redeemed ....................................................         5,599,786
  Affiliates .................................................................         3,650,500
  Other liabilities ..........................................................            67,102
                                                                                 ---------------
       Total liabilities .....................................................        16,115,652
                                                                                 ---------------
        Net assets, at value .................................................   $ 2,368,700,858
                                                                                 ===============
Net assets consist of:
 Undistributed net investment income .........................................   $     2,539,472
 Net unrealized appreciation (depreciation) ..................................       423,257,014
 Accumulated net realized gain (loss) ........................................         2,887,143
 Paid-in capital .............................................................     1,940,017,229
                                                                                 ---------------
        Net assets, at value .................................................   $ 2,368,700,858
                                                                                 ===============


18 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
March 31, 2005 (unaudited)

                                                                                 ---------------
                                                                                 FRANKLIN RISING
                                                                                 DIVIDENDS FUND
                                                                                 ---------------
CLASS A:
 Net assets, at value ........................................................   $ 1,466,224,631
                                                                                 ===============
 Shares outstanding ..........................................................        46,765,086
                                                                                 ===============
 Net asset value per share(a) ................................................   $         31.35
                                                                                 ===============
 Maximum offering price per share (net asset value per share / 94.25%) .......   $         33.26
                                                                                 ===============
CLASS B:
 Net assets, at value ........................................................   $   317,440,202
                                                                                 ===============
 Shares outstanding ..........................................................        10,217,920
                                                                                 ===============
 Net asset value and maximum offering price per share(a) .....................   $         31.07
                                                                                 ===============
CLASS C:
 Net assets, at value ........................................................   $   541,582,279
                                                                                 ===============
 Shares outstanding ..........................................................        17,458,351
                                                                                 ===============
 Net asset value and maximum offering price per share(a) .....................   $         31.02
                                                                                 ===============
CLASS R:
 Net assets, at value ........................................................   $    43,453,746
                                                                                 ===============
 Shares outstanding ..........................................................         1,389,608
                                                                                 ===============
 Net asset value and maximum offering price per share(a) .....................   $         31.27
                                                                                 ===============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 19

FRANKLIN MANAGED TRUST

STATEMENT OF OPERATIONS
for the six months ended March 31, 2005 (unaudited)

                                                                                 ---------------
                                                                                 FRANKLIN RISING
                                                                                 DIVIDENDS FUND
                                                                                 ---------------
Investment income:
 Dividends:
  Unaffiliated issuers .......................................................   $    20,807,268
  Non-controlled affiliated issuers (Note 7) .................................           398,112
  Sweep Money Fund (Note 6) ..................................................           834,469
 Other income (Note 8) .......................................................            24,170
                                                                                 ---------------
       Total investment income ...............................................        22,064,019
                                                                                 ---------------
Expenses:
 Management fees (Note 3) ....................................................         6,427,060
 Distribution fees (Note 3)
  Class A ....................................................................         2,697,502
  Class B ....................................................................         1,557,041
  Class C ....................................................................         2,574,655
  Class R ....................................................................           101,834
 Transfer agent fees (Note 3) ................................................         1,994,899
 Accounting fees (Note 3) ....................................................            20,000
 Custodian fees ..............................................................            32,125
 Reports to shareholders .....................................................            25,642
 Registration and filing fees ................................................           145,565
 Professional fees ...........................................................            64,375
 Trustees' fees and expenses .................................................            34,222
Other ........................................................................            20,712
                                                                                 ---------------
      Total expenses .........................................................        15,695,632
                                                                                 ---------------
          Net investment income ..............................................         6,368,387
                                                                                 ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...................................         3,854,316
 Net change in unrealized appreciation (depreciation) on investments .........        77,462,047
                                                                                 ---------------
Net realized and unrealized gain (loss) ......................................        81,316,363
                                                                                 ---------------
Net increase (decrease) in net assets resulting from operations ..............   $    87,684,750
                                                                                 ===============


20 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended March 31, 2005 (unaudited) and the year ended September 30, 2004

                                                                             -----------------------------------------
                                                                                  FRANKLIN RISING DIVIDENDS FUND
                                                                             -----------------------------------------
                                                                             SIX MONTHS ENDED           YEAR ENDED
                                                                              MARCH 31, 2005        SEPTEMBER 30, 2004
                                                                             -----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................     $      6,368,387       $       17,124,887
  Net realized gain (loss) from investments ............................            3,854,316               16,873,434
  Net change in unrealized appreciation (depreciation) on investments ..           77,462,047              159,219,313
                                                                             -----------------------------------------
      Net increase (decrease) in net assets resulting from operations ..           87,684,750              193,217,634
                                                                             -----------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................................          (13,133,748)              (5,124,283)
   Class B .............................................................           (1,538,997)                (529,986)
   Class C .............................................................           (2,494,919)                (829,380)
   Class R .............................................................             (371,084)                (121,804)
  Net realized gains:
   Class A .............................................................          (10,247,353)              (1,235,098)
   Class B .............................................................           (2,352,709)                (285,847)
   Class C .............................................................           (3,846,333)                (472,640)
   Class R..............................................................             (298,988)                 (30,577)
                                                                             -----------------------------------------
 Total distributions to shareholders ...................................          (34,284,131)              (8,629,615)
                                                                             -----------------------------------------
 Capital share transactions: (Note 2)
   Class A .............................................................          148,641,511              338,191,543
   Class B .............................................................           17,154,112               90,333,139
   Class C .............................................................           53,849,009              144,107,903
   Class R .............................................................            6,056,932               14,169,576
                                                                             -----------------------------------------
 Total capital share transactions ......................................          225,701,564              586,802,161
                                                                             -----------------------------------------

 Redemption fees .......................................................                6,141                    6,900
                                                                             -----------------------------------------
      Net increase (decrease) in net assets ............................          279,108,324              771,397,080
Net assets:
 Beginning of period ...................................................        2,089,592,534            1,318,195,454
                                                                             -----------------------------------------
 End of period .........................................................     $  2,368,700,858       $    2,089,592,534
                                                                             =========================================
Undistributed net investment income included in net assets:
 End of period .........................................................     $      2,539,472       $       13,709,833
                                                                             =========================================


                     Semiannual Report | See notes to financial statements. | 21

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


22  |  Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Class R. Effective March 1, 2005, Class B shares are no longer offered except to existing Class B shareholders through reinvested distributions or exchanges into other Franklin Templeton funds' Class B shares, as permitted by the applicable fund prospectus. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


                                                          Semiannual Report | 23

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At March 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                  ------------------------------------------------------------------
                                                        SIX MONTHS ENDED                        YEAR ENDED
                                                         MARCH 31, 2005                     SEPTEMBER 30, 2004
                                                  ------------------------------------------------------------------
                                                    SHARES           AMOUNT             SHARES            AMOUNT
                                                  ------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ................................      8,968,198      $ 282,105,934       18,971,456       $ 567,102,553
 Shares issued in reinvestment of
  distributions .............................        647,374         20,502,310          187,096           5,461,274
 Shares redeemed ............................     (4,896,086)      (153,966,733)      (7,896,008)       (234,372,284)
                                                  ------------------------------------------------------------------
 Net increase (decrease) ....................      4,719,486      $ 148,641,511       11,262,544       $ 338,191,543
                                                  ==================================================================
CLASS B SHARES:
 Shares sold ................................        989,561      $  30,691,801        3,913,076       $ 115,516,852
 Shares issued in reinvestment of
  distributions .............................        106,948          3,362,454           24,214             701,721
 Shares redeemed ............................       (541,800)       (16,900,143)        (869,904)        (25,885,434)
                                                  ------------------------------------------------------------------
 Net increase (decrease)  ...................        554,709      $  17,154,112        3,067,386       $  90,333,139
                                                  ==================================================================
CLASS C SHARES:
 Shares sold ................................      2,995,556      $  93,250,461        7,103,069       $ 209,292,387
 Shares issued in reinvestment of
  distributions .............................        171,527          5,385,955           38,312           1,108,453
 Shares redeemed ............................     (1,439,747)       (44,787,407)      (2,233,858)        (66,292,937)
                                                  ------------------------------------------------------------------
 Net increase (decrease) ....................      1,727,336      $  53,849,009        4,907,523       $ 144,107,903
                                                  ==================================================================
CLASS R SHARES:
 Shares sold ................................        341,102      $  10,701,341          703,620       $  20,994,785
 Shares issued in reinvestment of
  distributions .............................         20,728            655,026            5,369             156,344
 Shares redeemed ............................       (169,045)        (5,299,435)        (233,729)         (6,981,553)
                                                  ------------------------------------------------------------------
 Net increase (decrease) ....................        192,785      $   6,056,932          475,260       $  14,169,576
                                                  ==================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
-----------------------------------------------------------------------------------------
Franklin Advisory Services Inc. (Advisory Services)               Investment manager
Franklin Templeton Services LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)      Transfer agent


24 | Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------

         0.750%                Up to and including $500 million
         0.625%                Over $500 million, up to and including $1 billion
         0.500%                In excess of $1 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund also pays accounting fees to Advisory Services as noted in the Statement of Operations.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.25%, 1.00%, 1.00%, and 0.50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Prior to February 1, 2005, the Fund reimbursed Distributors up to 0.50% per year of its average daily net assets of Class A. Under the Class A distribution plan, costs exceeding the maximum for the current plan period cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received ............................           $ 790,217
Contingent deferred sales charges retained ............           $ 361,115

E. TRANSFER AGENT

The Fund paid transfer agent fees of $1,994,899, of which $1,180,912 was retained by Investor Services.


                                                          Semiannual Report | 25

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

4. INCOME TAXES

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...........................   $ 1,949,626,795
                                                  ===============

Unrealized appreciation .......................   $   486,312,778
Unrealized depreciation .......................       (64,006,319)
                                                  ---------------
Net unrealized appreciation (depreciation) ....   $   422,306,459
                                                  ===============

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended March 31, 2005 aggregated $222,089,677 and $32,338,481, respectively.

6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at March 31, 2005 were as shown below.

------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF SHARES                          NUMBER OF SHARES   VALUE AT                  REALIZED
                             HELD AT BEGINNING    GROSS       GROSS       HELD AT END      END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                  OF PERIOD       ADDITIONS  REDUCTIONS      OF PERIOD       PERIOD       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical
Services Inc. (1.83%
of Net Assets).........              1,809,600         --          --         1,809,600  $43,249,440    $398,112          $ --
                                                                                         =====================================


26  |  Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

8. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.


                                                          Semiannual Report | 27

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the Fund and other funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


28  |  Semiannual Report

FRANKLIN MANAGED TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held March 2, 2005, the Board of Trustees (the "Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis utilizing expense allocation methodologies deemed reasonable by the Fund's independent accountants. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant, and a three year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by management describing enhancements to the services provided to the funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund


                                                          Semiannual Report | 29

FRANKLIN MANAGED TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had been favorably reported on in discussions with the Fund's outside accountants and had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such services conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as share-holders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with the Fund's portfolio manager at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewal. The Lipper reports prepared for the Fund showed investment performance of its Class A shares during 2004 and the previous ten years in comparison to a performance universe consisting of the Fund and all retail and institutional multi-cap value funds as selected by Lipper. The Lipper report showed the Fund's income return for 2004 placed it in the second highest quintile of its performance universe, and on an annualized basis, placed it in the top half of such performance universe for the previous three and five year periods and the fourth lowest quintile for the ten year period. The report showed the Fund's total return during 2004 was in the fifth or lowest quintile of its performance universe, and on an annualized basis, placed it in the first or highest quintile of such performance universe in each of the preceding three, five and ten year periods. In addition to the Fund's relative comparison to the Lipper universe, the Board took into account the level of the Fund's total return, noting that it was in excess of 10% during 2004 and in excess of 13% during the previous ten years on an annualized basis, as shown in the Lipper report. The Board was satisfied with the Fund's investment performance.


30 | Semiannual Report

FRANKLIN MANAGED TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups which would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the Fund's effective management fee rate was in the second least expensive quintile of its Lipper expense group. The Lipper report also showed that the Fund's actual total expenses when compared on a basis including 12b-1 fees were in the lowest half of its expense group and when compared on a basis excluding 12b-1 fees, were in the first or lowest quintile of such Group. The Board noted that the Fund's Class A 12b-1 fee had been reduced effective February 5, 2005. While realizing that other factors such as the Manager's profitability and economies of scale bear on the reasonableness of fees, the Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold Fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that such methodology was subject to review and testing by the Fund's outside accountants every other year. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the


                                                          Semiannual Report | 31

FRANKLIN MANAGED TRUST

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment advisory contract provides an initial fee of 0.75% on the first $500 million of Fund net assets; 0.625% on the next $500 million of Fund net assets, and 0.50% on Fund net assets in excess of $1 billion. At December 31, 2004, the Fund's net assets, which had increased substantially during the year, were approximately $2.3 billion. In discussing the prospect of adding additional breakpoints, management expressed its view that the existing fee schedule reflected anticipated economies of scale and pointed out the Fund's favorable effective management fee and total expense comparisons within its Lipper expense group. Management also observed and the Board acknowledged the fact that the Fund had assets beyond the last breakpoint level did not mean that it no longer benefited from economies of scale since the amount of assets being charged at the lowest 0.50% fee level resulted in a lower overall management fee rate. While intending to monitor future growth and continue discussions with management on this topic, the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provides a sharing of benefits with the Fund and its shareholders.


32 | Semiannual Report

FRANKLIN MANAGED TRUST

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 33
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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN (R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(4,5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(9)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(6) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7)   Portfolio of insured municipal securities.

(8) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(9) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906


|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

158 S2005 05/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /S/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 20, 2005


By /S/Galen G. Vetter
      Chief Financial Officer
Date    May 20, 2005